UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23383

LORD ABBETT CREDIT OPPORTUNITIES FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Credit Opportunities Fund

For the period ended June 30, 2020

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statement of Changes in Net Assets

20	Financial Highlights

22	Notes to Financial Statements

38	Supplemental Information to Shareholders

Lord Abbett Credit Opportunities Fund
Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Credit Opportunities Fund for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. You may also incur transaction costs in the form of a repurchase fee of up to 2% which the Fund may (but does not currently) impose on shares that have been accepted for repurchase that have been held for less than one year. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/20	6/30/20	1/1/20 - 6/30/20
Institutional Class
Actual	$1,000.00	$ 937.70	$ 7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$ 7.52
Class A
Actual	$1,000.00	$ 934.30	$10.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.67	$11.27
Class U
Actual	$1,000.00	$ 987.00	$ 0.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,001.07	$ 0.79

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.50% for Institutional Class, 2.25% for Class A and 2.21% for Class U) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period). For Class U multiplied by 13/366 (to reflect the period from June 18, 2020, commencement of operations, to June 30, 2020).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Asset Backed	18.33%
Automotive	5.80%
Basic Industry	4.57%
Capital Goods	5.97%
Consumer Goods	0.93%
Energy	15.41%
Financial Services	14.69%
Healthcare	6.81%
Leisure	8.06%
Media	0.89%
Mortgage-Backed	0.48%
Real Estate	1.05%
Retail	1.60%
Technology/Electronics	3.41%
Telecommunications	1.56%
Transportation	5.83%
Utilities	1.25%
Repurchase Agreement	3.36%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 94.11%

ASSET-BACKED SECURITIES 16.62%

Automobiles 1.92%
Flagship Credit Auto Trust 2019-1 R†	Zero Coupon		6/15/2026		$8	$1,595,104	(a)
Hertz Vehicle Financing II LP 2019-3A C†	3.43%		12/26/2025		2,000	1,806,897
Total						3,402,001

Credit Cards 0.73%
Perimeter Master Note Business Trust 2019-1A C†	8.06%		12/15/2022		1,250	1,280,032

Other 13.97%
Ares XLVI CLO Ltd. 2017-46A E†	6.519% (3 Mo. LIBOR + 5.30%	)#	1/15/2030		250	204,058
Ares XXXVII CLO Ltd. 2015-4A DR†	7.369% (3 Mo. LIBOR + 6.15%	)#	10/15/2030		500	434,020
Bain Capital Credit CLO 2018-1A E†	6.393% (3 Mo. LIBOR + 5.35%	)#	4/23/2031		1,000	816,194	(a)
Burnham Park Clo Ltd. 2016-1A ER†	6.535% (3 Mo. LIBOR + 5.40%	)#	10/20/2029		2,000	1,701,318
Cedar Funding IX CLO Ltd. 2018-9A E†	6.485% (3 Mo. LIBOR + 5.35%	)#	4/20/2031		275	232,927	(a)
Dryden 45 Senior Loan Fund 2016-45A ER†	7.069% (3 Mo. LIBOR + 5.85%	)#	10/15/2030		2,000	1,698,025
Dryden 65 CLO Ltd. 2018-65A E†	6.885% (3 Mo. LIBOR + 5.75%	)#	7/18/2030		3,000	2,628,436
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	607	439,337
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	150	114,754	(a)
Galaxy XVIII CLO Ltd. 2018-28A E†	7.219% (3 Mo. LIBOR + 6.00%	)#	7/15/2031		$3,550	3,054,825	(a)
Gilbert Park CLO Ltd. 2017 1A E†	7.619% (3 Mo. LIBOR + 6.40%	)#	10/15/2030		250	229,650
Mariner CLO 5 Ltd. 2018-5A E†	6.641% (3 Mo. LIBOR + 5.65%	)#	4/25/2031		3,450	2,973,229	(a)
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		3,628	3,007,305
Newtek Small Business Loan Trust 2017-1 B†	3.185% (1 Mo. LIBOR + 3.00%	)#	2/15/2043		70	62,813
OCP CLO Ltd. 2014-6A DR†	7.655% (3 Mo. LIBOR + 6.52%	)#	10/17/2030		1,000	876,039
Octagon Investment Partners 40 Ltd. 2019 1A E†	7.595% (3 Mo. LIBOR + 6.46%	)#	4/20/2031		3,700	3,276,590

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Pagaya AI Debt Selection Trust 2020-1 CERT†	Zero Coupon		7/15/2027	$2,000	$2,066,968	(a)
Riserva CLO Ltd. 2016-3A ER†	7.485% (3 Mo. LIBOR + 6.35%	)#	10/18/2028	1,000	896,191	(a)
Total					24,712,679
Total Asset-Backed Securities (cost $31,036,270)					29,394,712

				Shares (000)
COMMON STOCKS 0.09%

Electric: Integrated 0.01%
Pacific Gas And Electric Co.				19	19,001	(c)

Energy: Exploration & Production 0.00%
Tapstone Energy Holdings III LLC				6	63	(c)

Transportation: Infrastructure/Services 0.08%
ACBL Holdings Corp.				4	132,392	(c)
Total Common Stocks (cost $151,456)					151,456

				Principal Amount (000)
CONVERTIBLE BONDS 15.74%

Air Transportation 0.92%
Southwest Airlines Co.	1.25%		5/1/2025	1,350	1,628,142

Building Materials 1.43%
Patrick Industries, Inc.	1.00%		2/1/2023	2,505	2,522,501

Diversified Capital Goods 0.92%
Enphase Energy, Inc.†	0.25%		3/1/2025	1,775	1,620,167

Electronics 0.66%
Inphi Corp.†	0.75%		4/15/2025	970	1,168,921

Energy: Exploration & Production 1.30%
PDC Energy, Inc.	1.125%		9/15/2021	1,300	1,210,276
SM Energy Co.	1.50%		7/1/2021	1,172	1,093,348
Total					2,303,624

Hotels 1.35%
Huazhu Group Ltd. (China)(d)	0.375%		11/1/2022	2,380	2,393,197

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Medical Products 1.15%
Nevro Corp.	1.75%	6/1/2021		$1,495	$2,030,650

Pharmaceuticals 2.64%
Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	4,410	2,696,155
Insmed, Inc.	1.75%	1/15/2025		$2,025	1,978,172
Total					4,674,327

Recreation & Travel 1.18%
Carnival Corp.†	5.75%	4/1/2023		430	693,883
Royal Caribbean Cruises Ltd.†	4.25%	6/15/2023		1,500	1,402,500
Total					2,096,383

Support: Services 1.47%
Lyft, Inc.†	1.50%	5/15/2025		2,340	2,596,584

Technology Hardware & Equipment 1.35%
SunPower Corp.	4.00%	1/15/2023		2,950	2,396,489

Transportation: Infrastructure/Services 1.37%
Scorpio Tankers, Inc. (Monaco)(d)	3.00%	5/15/2022		2,805	2,421,350
Total Convertible Bonds (cost $28,049,940)					27,852,335

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCK 0.63%

Specialty Retail
2020 Mandatory Exchangeable Trust† (cost $1,069,051)	6.50%			1	1,120,898

	Interest Rate		Principal Amount (000)
CORPORATE BONDS 39.59%

Aerospace/Defense 2.52%
Boeing Co. (The)	3.60%	5/1/2034		$1,500	1,421,237
Boeing Co. (The)	5.93%	5/1/2060		1,500	1,779,936
Spirit AeroSystems, Inc.	4.60%	6/15/2028		161	129,818
Triumph Group, Inc.	7.75%	8/15/2025		1,500	1,134,375
Total					4,465,366

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Auto Loans 0.10%
Mclaren Finance plc†(b)	5.00%		8/1/2022		GBP	200	$174,210

Auto Parts & Equipment 1.50%
Adient Global Holdings Ltd.†	4.875%		8/15/2026			$3,191	2,646,248

Automakers 3.68%
Aston Martin Capital Holdings Ltd. (Jersey)(d)	6.50%		4/15/2022			1,900	1,717,600
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%		4/15/2022			975	881,400
Mclaren Finance plc(b)	5.00%		8/1/2022		GBP	1,355	1,180,277
Navistar International Corp.†	6.625%		11/1/2025			$385	365,791
Navistar International Corp.†	9.50%		5/1/2025			2,207	2,373,904
Total							6,518,972

Building & Construction 1.33%
PulteGroup, Inc.	7.875%		6/15/2032			1,842	2,361,122

Business Services 1.33%
AA Bond Co. Ltd.(b)	5.50%		7/31/2022		GBP	2,200	2,350,512

Diversified Capital Goods 2.03%
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(e)		$2,007	1,578,797
Granite US Holdings Corp.†	11.00%		10/1/2027			2,062	2,011,347
Total							3,590,144

Electric: Integrated 1.21%
Eskom Holdings SOC Ltd. (South Africa)†(d)	6.75%		8/6/2023			2,250	2,137,095

Energy: Exploration & Production 5.31%
Berry Petroleum Co. LLC†	7.00%		2/15/2026			2,961	2,408,951
Centennial Resource Production LLC†	5.375%		1/15/2026			272	145,129
Centennial Resource Production LLC†	6.875%		4/1/2027			2,263	1,205,964
Centennial Resource Production LLC†	8.00%		6/1/2025			925	800,125
Laredo Petroleum, Inc.	10.125%		1/15/2028			3,532	2,445,910
Matador Resources Co.	5.875%		9/15/2026			3,225	2,394,143
Total							9,400,222

Gaming 2.67%
Buena Vista Gaming Authority†	13.00%		4/1/2023			2,498	2,082,445
Enterprise Development Authority (The)†	12.00%		7/15/2024			2,627	2,649,711
Total							4,732,156

Gas Distribution 1.23%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078			2,957	2,171,310

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Health Facilities 1.30%
Surgery Center Holdings, Inc.†	10.00%	4/15/2027		$2,298	$2,306,181

Integrated Energy 1.73%
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026		3,500	3,060,260

Metals/Mining (Excluding Steel) 1.27%
Warrior Met Coal, Inc.†	8.00%	11/1/2024		2,300	2,244,294

Oil Field Equipment & Services 0.41%
FTS International, Inc.	6.25%	5/1/2022		2,200	726,000

Oil Refining & Marketing 1.53%
Citgo Holding, Inc.†	9.25%	8/1/2024		2,712	2,705,220

Personal & Household Products 0.91%
Mattel, Inc.	5.45%	11/1/2041		1,435	1,196,754
Revlon Consumer Products Corp.	5.75%	2/15/2021		669	409,973
Total					1,606,727

Real Estate Development & Management 1.03%
Kaisa Group Holdings Ltd. (China)(d)	9.375%	6/30/2024		1,985	1,823,503

Recreation & Travel 1.17%
Carnival Corp.†	11.50%	4/1/2023		1,905	2,062,044

Specialty Retail 0.34%
Signet UK Finance plc (United Kingdom)(d)	4.70%	6/15/2024		868	610,764

Support: Services 4.10%
Ahern Rentals, Inc.†	7.375%	5/15/2023		4,091	1,978,592
Brand Industrial Service, Inc.†	8.50%	7/15/2025		2,879	2,600,068
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024		1,500	1,501,230
Hertz Corp. (The)(f)	6.25%	10/15/2022		1,350	426,080
Leidos, Inc.	5.50%	7/1/2033		213	240,280
Leidos, Inc.	7.125%	7/1/2032		396	501,265
Total					7,247,515

Telecommunications: Wireline Integrated & Services 1.53%
Consolidated Communications, Inc.	6.50%	10/1/2022		2,920	2,699,175

Transportation: Infrastructure/Services 1.36%
Promontoria Holding 264 BV†(b)	6.75%	8/15/2023	EUR	2,660	2,412,241
Total Corporate Bonds (cost $71,474,915)					70,051,281

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(g) 15.33%

Aerospace/Defense 0.37%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)	8.50% (3 Mo. LIBOR + 6.50%	)	3/6/2024	$490	$424,074
Alloy Finco Limited USD Holdco PIK Term Loan (Jersey)	0.50%-13.5%		3/6/2025	528	233,647
Total					657,721

Air Transportation 1.53%
American Airlines, Inc. 2017 Incremental Term Loan	2.185% (1 Mo. LIBOR + 2.00%	)	12/14/2023	2,160	1,751,404
American Airlines, Inc. Repriced TL B due 2023	–	(h)	4/28/2023	1,188	953,072
Total					2,704,476

Energy: Exploration & Production 0.00%
Tapstone Energy Holdings III, LLC Term Loan	5.00% (1 Mo. LIBOR + 4.00%	)	4/17/2024	5	4,373	(i)

Gaming 1.10%
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00%		12/23/2025	142	132,066	(i)
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	1,960	1,822,521	(i)
Total					1,954,587

Gas Distribution 2.85%
Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	10/30/2024	2,848	2,570,312
Navitas Midstream Midland Basin, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.50%	)	12/13/2024	2,729	2,474,593
Total					5,044,905

Health Services 1.57%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	6.26% (6 Mo. LIBOR + 5.50%) - 6.572%		10/1/2025	3,008	2,787,313

Investments & Miscellaneous Financial Services 0.52%
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	8.18% (1 Mo. LIBOR + 8.00%	)	6/18/2027	1,346	915,280

Media: Diversified 0.87%
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(d)	10.437% (3 Mo. LIBOR + 9.00%	)	8/13/2022	1,555	1,539,789

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil Field Equipment & Services 0.58%
Ulterra Drilling Technologies, LP Term Loan B	5.428% (1 Mo. LIBOR + 5.25%	)	11/26/2025	$1,409	$1,021,713	(i)

Recreation & Travel 0.48%
United PF Holdings, LLC 2019 2nd Lien Term Loan	8.808% (3 Mo. LIBOR + 8.50%	)	12/30/2027	1,000	845,000	(i)

Software/Services 1.32%
Veritas Bermuda Ltd. USD Repriced Term Loan B	5.50% (3 Mo. LIBOR + 4.50%	)	1/27/2023	2,510	2,333,175

Specialty Retail 0.59%
Chinos Intermediate Holdings A, Inc. DIP Term Loan	9.00%		5/4/2021	62	86,855
J. Crew Group, Inc. Consenting Term Loan	4.22% (3 Mo. LIBOR + 3.22% - 4.594%	)	3/5/2021	1,973	955,698
Total					1,042,553

Steel Producers/Products 0.44%
Jindal Steel and Power Limited Term Loan	–	(h)	3/21/2022	1,000	775,000	(i)

Support: Services 3.11%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.561% (3 Mo. LIBOR + 8.25%	)	4/10/2026	2,544	2,248,681
Hertz Corporation, (The) 2016 Term Loan B	–	(h)	6/30/2023	1,250	1,115,963
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.428% (3 Mo. LIBOR + 3.25%	)	10/20/2025	2,573	2,134,551
Total					5,499,195
Total Floating Rate Loans (cost $29,071,699)					27,125,080

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.66%
Bancorp Commercial Mortgage Trust 2019-CRE6 G†	8.535% (1 Mo. LIBOR + 8.35%	)#	9/15/2036	1,000	782,570
CF Trust 2019-BOSS B1A†	11.685% (1 Mo. LIBOR + 11.50%	)#	12/15/2021	1,100	963,840	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(j)	4/15/2049	5,000	2,836,637
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.455%	#(j)	2/10/2048	5,000	2,825,822
GS Mortgage Securities Trust 2013-GC12 E†	3.25%		6/10/2046	1,400	853,111
JPMorgan Chase Commercial Mortgage Securities Trust	0.413%		9/15/2029	97,614	102	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	11.00%		9/15/2029	850	680,856	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931%	#(j)	6/10/2027	615	73,754

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust 2019-A R†	Zero Coupon		10/25/2048	$11,415	$759,120
Natixis Commercial Mortgage Securities Trust 2019-1776 XBCP†	0.119%	#(j)	10/15/2036	114,352	93,768
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	225	144,887	(a)
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,744,419)					10,014,467

	Dividend			Shares
	Rate			(000)
PREFERRED STOCKS 0.45%

Transportation: Infrastructure/Services
ACBL Holdings Corp.	Zero Coupon			16	397,275	(c)
ACBL Holdings Corp.	Zero Coupon			16	405,100	(c)
Total Preferred Stocks (cost $802,375)					802,375
Total Long-Term Investments (cost $172,400,125)					166,512,604

SHORT-TERM INVESTMENTS 3.83%

COMMERCIAL PAPER 0.54%

Automotive 0.40%
General Motors Financial Co., Inc.	0.659%		7/1/2020	250	250,000
General Motors Financial Co., Inc.	0.659%		7/1/2020	453	453,000
Total					703,000

Oil: Crude Producers 0.14%
Energy Transfer Partners	0.71%		7/1/2020	250	250,000
Total Commercial Paper (cost $953,000)					953,000

REPURCHASE AGREEMENT 3.29%
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $5,916,300 of U.S. Treasury Note at 0.25% due 6/15/2023; value: $5,930,082; proceeds: $5,813,767 (cost $5,813,767)				5,814	5,813,767
Total Short-Term Investments (cost $6,766,767)					6,766,767
Total Investments in Securities 97.94% (cost $179,166,892)					173,279,371
Less Unfunded Loan Commitments (0.08)% (cost $139,578)					(132,067)
Net Investments 97.86% (cost $179,027,314)					173,147,304
Cash, Foreign Cash and Other Assets in Excess Liabilities(k) 2.14%					3,779,858
Net Assets 100.00%					$176,927,162

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2020

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $87,719,519, which represents 49.58% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
(a)	Level 3 Investment as described in Note 2(n) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(n) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2020.
(h)	Interest rate to be determined.
(i)	Level 3 Investment as described in Note 2(n) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Issuer - Buy Protection at June 30, 2020(1):

		Fund
Referenced	Central	Pays	Termination	Notional	Notional	Payments	Unrealized
Issuer	Clearingparty	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)
United Mexican States(4)(5)	Credit Suisse	1.00%	6/20/2025	$3,500,000	$3,592,355	$78,303	$14,052

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing party are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Issuers amounted to $14,052. Total unrealized depreciation on Credit Default Swaps on Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Open Forward Foreign Currency Exchange Contracts at June 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	9/4/2020	1,096,000	$1,202,121	$1,233,078	$30,957
Swiss franc	Buy	Bank of America	10/14/2020	56,000	58,526	59,293	767
Swiss franc		Buy Barclays Bank plc	10/14/2020	193,000	201,896	204,349	2,453
British pound	Sell	Morgan Stanley	9/8/2020	126,000	160,756	156,189	4,567
British pound	Sell	Morgan Stanley	9/8/2020	2,817,000	3,549,507	3,491,932	57,575
Canadian dollar	Sell	Morgan Stanley	7/20/2020	83,000	61,872	61,140	732
Canadian dollar	Sell	State Street Bank and Trust	7/20/2020	892,000	658,247	657,075	1,172
Euro	Sell	Bank of America	9/4/2020	973,000	1,100,139	1,094,694	5,445
Euro	Sell	State Street Bank and Trust	9/4/2020	71,000	80,803	79,880	923
Swiss franc	Sell	Morgan Stanley	10/14/2020	55,000	58,534	58,234	300
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$104,891

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Swiss franc	Buy	Morgan Stanley	10/14/2020	71,000	$75,341	$75,175	$(166)
Canadian dollar	Sell	Bank of America	7/20/2020	1,889,000	1,347,457	1,391,496	(44,039)
Canadian dollar	Sell	Bank of America	7/20/2020	149,000	108,159	109,758	(1,599)
Canadian dollar		Sell Barclays Bank plc	7/20/2020	436,000	309,222	321,171	(11,949)
Canadian dollar	Sell	Goldman Sachs	7/20/2020	231,000	167,779	170,162	(2,383)
Canadian dollar	Sell	Morgan Stanley	7/20/2020	775,000	557,329	570,889	(13,560)
Euro	Sell	Goldman Sachs	9/4/2020	1,525,000	1,657,617	1,715,733	(58,116)
Euro	Sell	State Street Bank and Trust	9/4/2020	704,000	782,243	792,050	(9,807)
Swiss franc	Sell	Morgan Stanley	10/14/2020	107,000	112,411	113,292	(881)
Swiss franc	Sell	Morgan Stanley	10/14/2020	158,000	165,263	167,291	(2,028)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(144,528)

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$1,806,897	$1,595,104	$3,402,001
Other	–	14,557,591	10,155,088	24,712,679
Remaining Industries	–	1,280,032	–	1,280,032
Common Stocks	–	–	151,456	151,456
Convertible Bonds	–	27,852,335	–	27,852,335
Convertible Preferred Stock	1,120,898	–	–	1,120,898
Corporate Bonds	–	70,051,281	–	70,051,281
Floating Rate Loans
Energy: Exploration & Production	–	–	4,373	4,373
Gaming	–	–	1,954,587	1,954,587
Oil Field Equipment & Services	–	–	1,021,713	1,021,713
Recreation & Travel	–	–	845,000	845,000
Steel Producers/Products	–	–	775,000	775,000
Less Unfunded Commitments	–	–	(132,067)	(132,067)
Remaining Industries	–	22,524,407	–	22,524,407
Non-Agency Commercial
Mortgage-Backed Securities	–	8,224,782	1,789,685	10,014,467
Preferred Stocks	–	–	802,375	802,375
Short-Term Investments
Commercial Paper	–	953,000	–	953,000
Repurchase Agreement	–	5,813,767	–	5,813,767
Total	$1,120,898	$153,064,092	$18,962,314	$173,147,304

Other Financial Instruments
Credit Default Swap Contract
Assets	$–	$14,052	$–	$14,052
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	104,891	–	104,891
Liabilities	–	(144,528)	–	(144,528)
Total	$–	$(25,585)	$–	$(25,585)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				Non-Agency
				Commercial
				Mortgage-
	Asset-Backed	Common	Floating	Backed	Preferred
Investment Type	Securities	Stock	Rate Loans	Securities	Stock
Balance as of January 1, 2020	$2,500,835	$–	$2,981,260	$2,038,273	$–
Accrued Discounts (Premiums)	98,935	–	6,504	261	–
Realized Gain (Loss)	(19,082)	–	20,097	–	–
Change in Unrealized Appreciation (Depreciation)	(936,267)	–	(688,615)	(466,841)	–
Purchases	9,669,159	151,456	2,997,267	–	802,375
Sales	(400,000)	–	(252,024)	–	–
Transfers into Level 3	2,808,519	–	708,066	217,992	–
Transfers out of Level 3	(1,971,907)	–	(1,303,949)	–	–
Balance as of June 30, 2020	$11,750,192	$151,456	$4,468,606	$1,789,685	$802,375
Change in unrealized appreciation/ depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$(943,571)	$–	$(687,470)	$(466,841)	$–

See Notes to Financial Statements.	15

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at cost	$179,027,314
Investments in securities, at fair value	$173,147,304
Cash	383,343
Deposits with brokers for swaps collateral	3,369,255
Receivables:
Investment securities sold	4,660,064
Interest and dividends	2,877,079
Capital shares sold	1,563,576
Unrealized appreciation on forward foreign currency exchange contracts	104,891
Prepaid expenses	45,583
Total assets	186,151,095
LIABILITIES:
Payables:
Investment securities purchased	7,551,090
Management fee	164,073
12b-1 distribution plan-Class A	44,126
12b-1 distribution plan-Class U	2
Fund administration	5,250
Trustees’ fees	500
Variation margin for centrally cleared credit default swap agreements	8,169
Unrealized depreciation on forward foreign currency exchange contracts	144,528
Unrealized depreciation on unfunded commitments	7,511
Distributions payable	1,119,437
Accrued expenses and other liabilities	179,247
Total liabilities	9,223,933
Commitments and contingent liabilities
NET ASSETS	$176,927,162
COMPOSITION OF NET ASSETS:
Paid-in capital	$187,952,930
Total distributable earnings (loss)	(11,025,768)
Net Assets	$176,927,162
Net assets by class:
Institutional Class Shares	$100,919,467
Class A Shares	$75,997,851
Class U Shares	$9,844
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Institutional Class Shares	11,263,748
Class A Shares	8,483,662
Class U Shares	1,099
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Institutional Class Shares-Net asset value	$8.96
Class A Shares-Net asset value	$8.96
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$9.19

16	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Interest and other	$5,392,670
Total investment income	5,392,670
Expenses:
Management fee	679,236
12b-1 distribution plan-Class A	160,049
12b-1 distribution plan-Class U	2
Offering costs	59,767
Professional	44,531
Shareholder servicing	42,878
Reports to shareholders	33,689
Fund administration	21,736
Registration	20,416
Custody	1,338
Trustees’ fees	730
Other	6,507
Gross expenses	1,070,879
Fees waived and expenses reimbursed (See Note 3)	(95,745)
Net expenses	975,134
Net investment income	4,417,536
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(2,761,636)
Net realized gain (loss) on futures contracts	3,064
Net realized gain on forward foreign currency exchange contracts	133,942
Net realized gain (loss) on swap contracts	(2,402,445)
Net realized gain (loss) on foreign currency related transactions	64,136
Net change in unrealized appreciation/depreciation on investments	(5,774,053)
Net change in unrealized appreciation/depreciation on futures contracts	(6,541)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(10,847)
Net change in unrealized appreciation/depreciation on swap contracts	(24,562)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(285)
Net change in unrealized appreciation/depreciation on unfunded commitments	(9,663)
Net realized and unrealized gain (loss)	(10,788,890)
Net Decrease in Net Assets Resulting From Operations	$(6,371,354)

See Notes to Financial Statements.	17

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2020 (unaudited)	For the Period Ended December 31, 2019(a)
Operations:
Net investment income	$4,417,536	$2,444,489
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(4,962,939)	22,104
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(5,825,951)	(86,395)
Net increase (decrease) in net assets resulting from operations	(6,371,354)	2,380,198
Distributions to shareholders:
Institutional Class	(2,916,290)	(2,629,544)
Class A	(1,714,640)	(204)
Class U(b)	(24)	–
Total distributions to shareholders	(4,630,954)	(2,629,748)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	129,223,010	59,550,773
Reinvestment of distributions	2,700,627	1,854,740
Cost of shares reacquired	(5,219,718)	(30,412)
Net increase in net assets resulting from capital share transactions	126,703,919	61,375,101
Net increase in net assets	115,701,611	61,125,551
NET ASSETS:
Beginning of period	$61,225,551	$100,000
End of period	$176,927,162	$61,225,551

(a)	For the period February 15, 2019 (commencement of operations) to December 31, 2019.
(b)	For the period June 18, 2020 (commencement of operations) to June 30, 2020.

18	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Institutional Class
6/30/2020(e)	$10.00	$0.35	$(0.99)	$(0.64)	$(0.40)	$–	$(0.40)
2/15/2019 to 12/31/2019(f)	10.00	0.59	0.03	0.62	(0.61)	(0.01)	(0.62)
Class A
6/30/2020(e)	10.00	0.32	(0.99)	(0.67)	(0.37)	–	(0.37)
9/13/2019 to 12/31/2019(g)	9.93	0.19	0.08	0.27	(0.19)	(0.01)	(0.20)
Class U
6/18/2020 to
6/30/2020(e)(h)	9.10	0.03	(0.15)	(0.12)	(0.02)	–	(0.02)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for Institutional Class assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commenced on February 15, 2019.
(g)	Commenced on September 13, 2019.
(h)	Commenced on June 18, 2020.

20	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return (%)(b)(c)	Total expenses after waivers and/or reimburse- ments (%)(d)	Total expenses (%)(d)	Net investment income (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(c)

$8.96	(6.23)	1.50	1.76	8.51	$100,919	71
10.00	6.29	1.50	3.79	6.78	61,215	50

8.96	(6.57)	2.25	2.26	7.55	75,998	71
10.00	2.67	2.25	5.39	6.54	10	50

8.96	(1.30)	2.21	2.21	7.37	10	71

See Notes to Financial Statements.	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

The Fund’s investment objective is total return. The Fund currently offers three classes of Shares: Institutional Class, Class A, and Class U. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Institutional Class and Class U. Class U shares commenced operations on June 18, 2020.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord Abbett, the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted

Notes to Financial Statements (unaudited)(continued)

sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A and Class U shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of

Notes to Financial Statements (unaudited)(continued)

Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities. The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the

Notes to Financial Statements (unaudited)(continued)

cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the

Notes to Financial Statements (unaudited)(continued)

commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2020, the Fund had the following unfunded loan commitments:

Spectacle Gary Holdings LLC Delayed Draw Term Loan $142,007

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an

Notes to Financial Statements (unaudited)(continued)

independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the annual rate of 1.25%.

For the six months ended June 30, 2020, the effective management fee, net of waivers, was at an annualized rate of 1.07% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2020 and continuing through June 30, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, to an annual rate of 1.50%. This agreement may be terminated only upon the approval of the Board.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

The Fund has adopted a Distribution and Servicing Plan for Class A and Class U Shares of the Fund pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class U
Service	.25%	.25%
Distribution	.50%	.50%

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Institutional Class does not have a distribution plan.

Distributor

Distributor is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products.

The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund.

The Fund may impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.

Commissions

Distributor did not receive commissions on sales of shares of the Fund for the six months ended June 30, 2020.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	OFFERING AND ORGANIZATIONAL COSTS

The Fund will pay offering costs estimated to be $445,200 which will be amortized from the Fund’s commencement of operations and continuing for twelve-month period. Lord Abbett has agreed to pay the organizational expenses of the Fund estimated to be $140,000.

5.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2020 and period ended December 31, 2019 was as follows:

	Six Months Ended 6/30/2020 (unaudited)	Period Ended 12/31/2019
Distributions paid from:
Ordinary income	$4,630,954	$2,620,844
Net long-term capital gains	–	8,904
Total distributions paid	$4,630,954	$2,629,748

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$179,052,905
Gross unrealized gain	3,737,388
Gross unrealized loss	(9,676,085)
Net unrealized security loss	$(5,938,697)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, certain securities, amortization of premium and wash sales.

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

Non-U.S.	Non-U.S
Government	Government
Purchases	Sales
$189,476,507	$72,612,883

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020 the Fund did not engage in any cross-trade transactions.

7.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2020 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2020 (as described in note 2(i)), to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2020, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contract	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(1)	–	–	$14,052
Forward Foreign Currency Exchange Contracts(2)	–	$104,891	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$144,528	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the period ended June 30, 2019, were as follows:

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$(2,402,445)
Forward Foreign Currency Exchange Contracts(2)	–	$133,942	–
Futures Contracts(3)	$3,064	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$(24,562)
Forward Foreign Currency Exchange Contracts(5)	–	$(10,847)	–
Futures Contracts(6)	$(6,541)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$7,779,189
Forward Foreign Currency Exchange Contracts(7)	–	$7,980,937	–
Futures Contracts(8)	$1	–	–

Notes to Financial Statements (unaudited)(continued)

*	Calculated based on the number of contracts or notional amounts for the period ended June 30, 2020.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

8.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$104,891	$–	$104,891
Repurchase Agreement	5,813,767	–	5,813,767
Total	$5,918,658	$–	$5,918,658

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$6,212	$(6,212)	$–	$–	$–
Barclays Bank plc	2,453	(2,453)	–	–	–
Fixed Income Clearing Corp.	5,813,767	–	–	(5,813,767)	–
Morgan Stanley	63,174	(16,635)	–	–	46,539
State Street Bank and Trust	33,052	(9,807)	–	–	23,245
Total	$5,918,658	$(35,107)	$–	$(5,813,767)	$69,784

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$144,528	$–	$144,528
Total	$144,528	$–	$144,528

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$45,638	$(6,212)	$–	$–	$39,426
Barclays Bank plc	11,949	(2,453)	–	–	9,496
Goldman Sachs	60,499	–	–	–	60,499
Morgan Stanley	16,635	(16,635)	–	–	–
State Street Bank and Trust	9,807	(9,807)	–	–	–
Total	$144,528	$(35,107)	$–	$–	$109,421

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2020.

9.	TRUSTEES’ REMUNERATION

The Fund’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

10.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

11.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a line of credit facility with State Street Bank and Trust Company (“SSB”) for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

Effective August 6, 2020, the Participating Funds (together with the Fund) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas SSB participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Bilateral Facility.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

At the period ended June 30, 2020, the Fund did not loan any securities.

14.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding Shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. The result of the repurchase offers is as follows:

Institutional Shares Repurchase offer

Commencement Date	Deadline Date	Pricing Date	Shares Repurchased	Amount Repurchased
June 10, 2019	July 10, 2019	July 10, 2019	3,005	$30,412
September 9, 2019	October 9, 2019	October 9, 2019	0	$0
December 8, 2019	January 8, 2020	January 8, 2020	6,380	$64,060
March 9, 2020	April 8, 2020	April 8, 2020	622,729	$4,981,834
June 8, 2020	July 8, 2020	July 8, 2020	874,967	$7,883,455

Notes to Financial Statements (unaudited)(continued)

Class A Shares Repurchase offer

Commencement Date	Deadline Date	Pricing Date	Shares Repurchased	Amount Repurchased
March 9, 2020	April 8, 2020	April 8, 2020	21,728	$173,825
June 8, 2020	July 8, 2020	July 8, 2020	128,163	$1,154,751

*	Class U shares did not have any shares repurchased.

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s Prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

15.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the

Notes to Financial Statements (unaudited)(continued)

Fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities

Notes to Financial Statements (unaudited)(continued)

may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. The Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. Such financings constitute senior liens on an unencumbered security (i.e., security not subject to other creditors’ claims).

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID 19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID 19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID 19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

16.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2020 (unaudited		)	Period Ended December 31, 2019
Institutional Shares(a)	Shares	Amount		Shares	Amount
Shares sold	5,598,544	$50,181,138		5,931,546	$59,540,773
Reinvestment of distributions	169,739	1,516,920		186,034	1,854,535
Shares reacquired	(629,110)	(5,045,894)		(3,005)	(30,412)
Increase (decrease)	5,139,173	$46,652,164		6,114,575	$61,364,896

Class A Shares(b)
Shares sold	8,367,811	$79,031,872		1,006	$10,000
Reinvestment of distributions	136,552	1,183,707		21	205
Shares reacquired	(21,728)	(173,824)		–	–
Increase (decrease)	8,482,635	$80,041,755		1,027	$10,205

	Six Months Ended June 30, 2020 (unaudited		)
Class U Shares(c)	Amount	Shares
Shares sold	1,099	$10,000
Increase (decrease)	1,099	$10,000

(a)	Commenced on February 15, 2019
(b)	Commenced on September 13, 2019.
(c)	Commenced on June 18, 2020.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Credit Opportunities Fund	LA-CROPP-3 (08/20)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
(a)	The information required by this item 8(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the inception of the Fund.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT CREDIT OPPORTUNITIES FUND

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 25, 2020

By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: August 25, 2020